Interest Rate Derivatives - Additional Information (FY) (Details) - USD ($) $ in Millions	May 18, 2018	Jan. 05, 2017	Jan. 02, 2014	Dec. 31, 2020	Dec. 31, 2019
Senior Loan | 2023 Term Loans
Derivative [Line Items]
Debt, LIBOR floor			1.00%
Senior Loan | 2025 Term Loans
Derivative [Line Items]
Debt, LIBOR floor			1.00%
Interest Rate Swap
Derivative [Line Items]
Term of derivative contract	3 years	3 years
Notional amount	$ 75.0	$ 225.0
Derivative, LIBOR floor	0.00%	0.00%
Interest Rate Collar
Derivative [Line Items]
Notional amount	$ 300.0
Derivative, LIBOR floor	0.00%			2.45%	2.45%